Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Investments in Associates and Joint Ventures at an Aggregate Level
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2022, 2021 and 2020:

	2022	2021	2020
Amount of investments in associates	172	160	118
Amount of investments in joint ventures	1,733	1,369	1,156

	1,905	1,529	1,274

Summary of Movements which Affected the Value of the Investments in Associates and Joint Ventures
The main movements during the years ended December 31, 2022, 2021 and 2020, which affected the value of the aforementioned investments, correspond to:

	2022	2021	2020
Amount at the beginning of year	1,529	1,274	1,130
Acquisitions and contributions	2	-	-
Income on investments in associates and joint ventures	446	287	188
Translation differences	(40)	(7)	(36)
Distributed dividends	(94)	(59)	(41)
Adjustment for inflation (1)	61	34	33
Capitalization in associates and joint ventures	1	-	-

Amount at the end of year	1,905	1,529	1,274

(1)	Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the Peso as functional currency which was charged to other comprehensive income.

Summary of the principal amounts of the results of the investments in associates and joint ventures
The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2022, 2021 and 2020. It has adjusted, if applicable, the values reported by these companies to adapt them to the accounting policy used by the Company for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2022	2021	2020	2022	2021	2020
Net income	13	46	23	433	241	165
Other comprehensive income	8	7	1	13	20	(4)

Comprehensive income for the year	21	53	24	446	261	161

Summary of analysis of assets and liabilities on date control was lost
The management information corresponding to YPF EE’s assets and liabilities as of December 31, 2022, 2021 and 2020, as well as the net profit as of such dates are detailed below:

	2022 (1)	2021 (1)	2020 (1)
Total non-current assets	1,839	1,791	1,765
Cash and cash equivalents	94	97	215
Other current assets	178	145	150
Total current assets	272	242	365

Total assets	2,111	2,033	2,130

Financial liabilities (excluding Accounts Payable, Provisions and Other Liabilities)	721	652	711
Other non-current liabilities	97	134	124
Total non-current liabilities	818	786	835
Financial liabilities (excluding Accounts Payable, Provisions and Other Liabilities)	150	195	349
Other current liabilities	110	128	104
Total current liabilities	260	323	453

Total liabilities .	1,078	1,109	1,288

Total shareholders’ equity	1,033	924	842

Dividends received	25	-	-

Closing exchange rates	177.06	102.62	84.05

.	2022 (1)	2021 (1)	2020 (1)
Revenues	486	442	304
Interest income	41	18	16
Depreciation and Amortization	107	96	71
Interest loss	(68)	(80)	(63)
Income tax	(11)	(85)	(54)
Operating profit .	247	225	161

Net profit	134	66	84
Other comprehensive income	585	186	274

Total comprehensive income	719	252	358

Average exchange rates	130.71	95.06	70.53

(1)
The financial information arises from the statutory consolidated financial statements of YPF EE and the amounts are translate to dollars using the exchange rates indicated. On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly financial information disclosed here.

Summary of Investments Information
The following table shows information of the subsidiaries, associates and joint ventures:

Name of entity	Main Business	Country	% WI

Subsidiaries: (4)
YPF Internacional (3)	Investment	Bolivia	100.00%
YPF Holdings (3)	Investment and finance	United States	100.00%
OPESSA	Commercial management of YPF’s gas stations	Argentina	99.99%
AESA	Engineering and construction services	Argentina	100.00%
Metrogas	Providing the public service of natural gas distribution	Argentina	70.00%
YPF Chile (3)	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Chile	100.00%
YTEC	Investigation, development, production and marketing of technologies, knowledge, goods and services	Argentina	51.00%

Name of entity	Main Business	Country	% WI	2022	2021	2020

Joint Ventures: (2)

YPF EE (1) (3)	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy	Argentina	75.00%	776	699	638

MEGA (3)	Separation, fractionation and transportation of natural gas liquids	Argentina	38.00%	164	111	92

Profertil (3)	Production and marketing of fertilizers	Argentina	50.00%	449	276	202

Refinor	Refining	Argentina	50.00%	35	32	26

OLCLP (3)	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery	Argentina	85.00%	25	16	14

CT Barragán (3)	Production and generation of electric energy	Argentina	50.00%	268	227	178

Associates:

Oldelval (3)	Oil transportation by pipeline	Argentina	37.00%	58	47	36

Termap	Oil storage and shipment	Argentina	33.15%	20	24	15

Oiltanking (3)	Hydrocarbon transportation and storage	Argentina	30.00%	26	19	14

CDS (3)	Electric power generation and bulk marketing	Argentina	10.25%	28	27	25

YPF Gas	Gas fractionation, bottling, distribution and transport for industrial and/or residential use	Argentina	33.99%	34	30	20

Other companies:

Other	-	-	-	22	21	14

.				1,905	1,529	1,274

(1)	Additionally, the Group has a 22.49% indirect holding in capital stock through YPF EE.
(2)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(3)	The dollar has been defined as the functional currency of this company.
(4)	Additionally, consolidates YPF Services USA Corp., YPF Brasil, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran, Lestery S.A., YPF Perú, YPF Ventures, Metroenergía and YPF Litio S.A.U.